Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 367,650,018	¥ 353,824,625	¥ 331,753,283
Total liabilities	351,353,496	337,580,071
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	263,554,458	241,164,323
Maximum exposure	21,293,857	18,790,574
Total assets	16,606,190	14,939,167
Trading account assets	1,297,730	1,824,640
Investment securities	4,832,097	4,268,142
Loans	10,256,662	8,690,937
All other assets	219,701	155,448
Total liabilities	60,169	179,568
All other liabilities	60,169	179,568
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	27,325,711	25,491,847
Maximum exposure	6,010,143	5,606,965
Total assets	4,858,210	4,211,342
Trading account assets	0	277
Investment securities	1,756,122	1,598,992
Loans	3,102,088	2,612,073
All other assets	0	0
Total liabilities	520	0
All other liabilities	520	0
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	112,262,392	102,840,486
Maximum exposure	3,352,266	2,646,071
Total assets	2,622,407	2,288,210
Trading account assets	328,963	538,190
Investment securities	622,967	501,434
Loans	1,628,737	1,213,179
All other assets	41,740	35,407
Total liabilities	4,507	114,911
All other liabilities	4,507	114,911
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	42,312,881	38,771,947
Maximum exposure	4,829,867	4,409,839
Total assets	3,275,008	3,254,145
Trading account assets	234,384	476,784
Investment securities	20,854	25,234
Loans	3,012,252	2,745,441
All other assets	7,518	6,686
Total liabilities	25,424	10,447
All other liabilities	25,424	10,447
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	7,533,839	8,604,182
Maximum exposure	3,627,418	3,088,564
Total assets	3,448,224	3,008,695
Trading account assets	563,524	611,245
Investment securities	2,424,602	2,142,482
Loans	373,834	204,332
All other assets	86,264	50,636
Total liabilities	1,590	29,478
All other liabilities	1,590	29,478
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	74,119,635	65,455,861
Maximum exposure	3,474,163	3,039,135
Total assets	2,402,341	2,176,775
Trading account assets	170,859	198,144
Investment securities	7,552	0
Loans	2,139,751	1,915,912
All other assets	84,179	62,719
Total liabilities	28,128	24,732
All other liabilities	¥ 28,128	¥ 24,732